PSEQ-1-500
PSEQ-1-500x
                           Chase Vista Equity Funds
            Supplement Dated June 21, 2000 (effective July 1, 2000)
                      Class A, Class B and Class C Shares
                       Prospectus Dated February 28, 2000
                             (revised June 1, 2000)

LARGE CAP EQUITY
The following replaces the footnote under the Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) on page 17 of the prospectus:

The table is based on expenses incurred in the most recent fiscal year. The actual other expenses are expected to be 0.60% and the total annual Fund operating expenses are expected not to exceed 1.25% Class A shares and 1.75% for Class B and Class C shares. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.

The following will be inserted under the bar charts for all of the Funds:

Balanced Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 3.62%.


Equity Income Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 2.78%.


Large Cap Equity Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 3.58%.


Growth and Income Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 3.35%.


Core Equity Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 4.51%.


Focus Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 8.02%.

Equity Growth Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 6.77%.

Capital Growth Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 9.11%.


Small Cap Equity Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 10.33%.

Small Cap Opportunities Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 19.00%.

International Equity Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 2.13%.


European Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was 6.12%.


Japan Fund
The total return for the fund from January 1, 2000 to March 31, 2000 was -2.89%.


                                                                     PSEQ-36-600